Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of period	$ (308,577)	$ (277,466)
Deferred tax recovery (expense)	144,865	(40,245)
OCI transactions	1,878	520
Foreign currency translation on the deferred tax liability	(6,048)	8,614
Net deferred tax liability balance, end of year	$ (167,882)	$ (308,577)